Goodwill (Details) - HZO, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Changes in goodwill
Beginning Balance	$ 8,079,456	$ 8,079,456	$ 8,079,456	$ 18,293,572
Impairment charge	0	$ 0	0	(10,214,116)
Ending Balance	$ 8,079,456		$ 8,079,456	$ 8,079,456